UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22425

Nuveen Build America Bond Opportunity Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Build America Bond Opportunity Fund (NBD)
	June 30, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 104.8% (99.3% of Total Investments)

	MUNICIPAL BONDS – 104.0% (98.5% of Total Investments)

	California – 22.9% (21.7% of Total Investments)
$ 1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build	No Opt. Call	A+	$ 2,253,480
	America Taxable Bond Series 2009G-2, 8.361%, 10/01/34
3,500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	No Opt. Call	BB+	3,710,140
	University Medical Center, Series 2014B, 6.000%, 12/01/24
1,000	Los Angeles Community College District, California, General Obligation Bonds, Build America	No Opt. Call	AA+	1,444,590
	Taxable Bonds, Series 2010, 6.600%, 8/01/42
2,000	Los Angeles Community College District, Los Angeles County, California, General Obligation	No Opt. Call	Aa1	7,186,100
	Bonds, Tender Option Bond Trust 2016-XTG002, 26.059%, 8/01/49 (IF) (4)
1,150	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	No Opt. Call	AA–	1,493,597
	Airport, Build America Taxable Bonds, Series 2009C, 6.582%, 5/15/39
2,000	Los Angeles Department of Water and Power, California, Water System Revenue Bonds, Tender	No Opt. Call	AA+	6,771,100
	Option Bond Trust 2016-XFT906, 25.690%, 7/01/50 (IF) (4)
775	Oakland Redevelopment Agency, California, Subordinated Housing Set Aside Revenue Bonds,	No Opt. Call	AA–	823,585
	Federally Taxable Series 2011A-T, 7.500%, 9/01/19
2,200	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	No Opt. Call	AAA	2,922,194
	Build America Taxable Bonds Series 2010A, 5.911%, 4/01/48
1,500	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	No Opt. Call	AA–	2,202,435
	Build America Taxable Bonds, Series 2010G, 6.950%, 11/01/50
675	San Francisco City and County Redevelopment Financing Authority, California, Tax Allocation	No Opt. Call	AA–	930,784
	Revenue Bonds, San Francisco Redevelopment Projects, Taxable Series 2009E, 8.406%, 8/01/39
2,000	San Francisco City and County, California, Certificates of Participation, 525 Golden Gate	No Opt. Call	AA	4,809,000
	Avenue, San Francisco Public Utilities Commission Office Project, Tender Option Bond
	2016-XFT901, 24.796%, 11/01/41 (IF) (4)
315	Stanton Redevelopment Agency, California, Tax Allocation Bonds, Stanton Consolidated	No Opt. Call	A (5)	354,681
	Redevelopment Project Series 2011A, 7.000%, 12/01/19 (ETM)
2,000	University of California Regents, Medical Center Pooled Revenue Bonds, Taxable Build America	No Opt. Call	AA–	2,721,400
	Bonds, Series 2010H, 6.548%, 5/15/48
20,615	Total California			37,623,086
	Colorado – 5.2% (5.0% of Total Investments)
4,000	Colorado State Bridge Enterprise Revenue Bonds, Federally Taxable Build America Series 2010A,	No Opt. Call	AA	5,119,840
	6.078%, 12/01/40
2,585	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Build	No Opt. Call	AA+	3,488,561
	America Series 2010B, 5.844%, 11/01/50
6,585	Total Colorado			8,608,401
	Connecticut – 1.0% (0.9% of Total Investments)
1,355	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,553,995
	Bonds, Harbor Point Project, Federally Taxable – Issuer Subsidy – Recovery Zone Economic
	Development Bond Series 2010B, 12.500%, 4/01/39
	Georgia – 2.8% (2.6% of Total Investments)
1,000	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Cobb County	1/26 at 100.00	AAA	1,062,780
	Coliseum Project, Taxable Series 2015, 4.500%, 1/01/47
3,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding	No Opt. Call	A–	3,461,370
	Taxable Build America Bonds Series 2010A, 7.055%, 4/01/57
4,000	Total Georgia			4,524,150
	Illinois – 10.5% (10.0% of Total Investments)
3,715	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Federally Taxable Build	No Opt. Call	AA	4,474,495
	America Bonds, Series 2010B, 6.200%, 12/01/40
1,255	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Third Lien,	1/20 at 100.00	A	1,382,834
	Build America Taxable Bond Series 2010B, 6.845%, 1/01/38
2,000	Illinois State, General Obligation Bonds, Build America Taxable Bonds, Series 2010-5,	No Opt. Call	BBB	2,147,840
	7.350%, 7/01/35
5,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds,	No Opt. Call	AA–	6,427,450
	Senior Lien Series 2009A, 6.184%, 1/01/34
2,000	Lake County, Illinois, General Obligation Bonds, Series 2010A, 5.250%, 11/30/28	11/19 at 100.00	AAA	2,141,220
365	Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, Prairie State Project,	No Opt. Call	A2	435,197
	Build America Bond Series 2009C, 6.859%, 1/01/39
205	Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, Prairie State Project,	No Opt. Call	A2	266,799
	Build America Taxable Bond Series 2010A, 7.820%, 1/01/40
14,540	Total Illinois			17,275,835
	Indiana – 0.8% (0.7% of Total Investments)
1,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Build America Taxable Bonds, Series	No Opt. Call	AA	1,290,880
	2010B-2, 6.116%, 1/15/40
	Kentucky – 2.5% (2.3% of Total Investments)
3,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	No Opt. Call	AA	4,021,770
	System Revenue Bonds, Build America Taxable Bonds Series 2010A, 6.250%, 5/15/43
	Massachusetts – 3.0% (2.9% of Total Investments)
2,000	Massachusetts, Transpiration Fund Revenue Bonds, Accelerated Bridge Program, Tender Option	No Opt. Call	AAA	4,967,300
	Bond Trust 2016-XFT907, 21.010%, 6/01/40 (IF) (4)
	Michigan – 1.2% (1.1% of Total Investments)
1,960	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/22 at 100.00	B–	1,928,503
	Taxable Turbo Series 2006A, 7.309%, 6/01/34
	Mississippi – 1.5% (1.4% of Total Investments)
2,085	Mississippi State, General Obligation Bonds, Build America Taxable Bond Series 2010F,	No Opt. Call	AA	2,497,934
	5.245%, 11/01/34
	Nevada – 2.6% (2.5% of Total Investments)
1,965	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2009B, 6.881%, 7/01/42	7/19 at 100.00	Aa2	2,152,638
1,500	Clark County, Nevada, Airport Revenue Bonds, Taxable Direct Payment Build America Bond Series	No Opt. Call	Aa2	2,188,245
	2010C, 6.820%, 7/01/45
3,465	Total Nevada			4,340,883
	New Jersey – 4.5% (4.3% of Total Investments)
3,390	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A,	No Opt. Call	A+	4,953,468
	7.102%, 1/01/41
2,000	Rutgers State University, New Jersey, Revenue Bonds, Build America Taxable Bond Series 2010H,	No Opt. Call	Aa3	2,422,780
	5.665%, 5/01/40
5,390	Total New Jersey			7,376,248
	New York – 13.1% (12.4% of Total Investments)
2,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender	No Opt. Call	AAA	4,635,100
	Option Bond trust 2016-XFT903, 20.246%, 3/15/40 (IF) (4)
1,270	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Federally	11/33 at 100.00	AA–	1,739,316
	Taxable Issuer Subsidy Build America Bonds, Series 2010A, 6.668%, 11/15/39
1,500	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	1,929,945
	Bonds, Second Generation Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA,
	5.440%, 6/15/43 (4)
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	5,561,500
	Bonds, Second Generation Resolution, Taxable Tender Option Bonds Trust 2016-XFT908,
	22.408%, 6/15/44 (IF)
3,750	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Build	No Opt. Call	AA	5,018,625
	America Taxable Bond Fiscal 2011 Series 2010S-1B, 6.828%, 7/15/40
1,500	New York City, New York, General Obligation Bonds, Federally Taxable Build America Bonds,	12/20 at 100.00	AA	1,699,740
	Series 2010-F1, 6.646%, 12/01/31
1,000	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport	No Opt. Call	BBB	968,780
	Terminal B Redevelopment Project, Taxable Series 2016B, 3.673%, 7/01/30
13,020	Total New York			21,553,006
	North Carolina – 1.3% (1.2% of Total Investments)
1,955	North Carolina Turnpike Authority, Triangle Expressway System State Annual Appropriation	1/19 at 100.00	AA	2,082,114
	Revenue Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series 2009B,
	6.700%, 1/01/39
	Ohio – 7.1% (6.7% of Total Investments)
1,500	American Municipal Power Inc., Ohio, Meldahl Hydroelectric Projects Revenue Bonds, Build	No Opt. Call	A	2,148,345
	America Bond Series 2010B, 7.499%, 2/15/50
2,690	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Build	No Opt. Call	A1	3,356,932
	America Bond Series 2009C, 6.053%, 2/15/43
2,850	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Build America	11/20 at 100.00	AA+	3,177,237
	Taxable Bonds, Series 2010, 6.038%, 11/15/40
3,075	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation TIF Revenue Bonds,	1/26 at 100.00	N/R	2,992,498
	Cooperative Township Public Parking, Kenwood Collection Redevelopment, Senior Lien Series
	2016A, 6.600%, 1/01/39
10,115	Total Ohio			11,675,012
	Pennsylvania – 2.1% (2.0% of Total Investments)
2,715	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build America Taxable Bonds, Series	No Opt. Call	A1	3,394,374
	2010B, 5.511%, 12/01/45
	South Carolina – 5.1% (4.8% of Total Investments)
6,735	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	A+	7,988,384
	Federally Taxable Build America Series 2010C, 6.454%, 1/01/50 (UB)
155	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	A+	299,228
	Federally Taxable Build America Tender Option Bond Trust 2016-XFT909, 23.190%, 1/01/50 (IF)
6,890	Total South Carolina			8,287,612
	Tennessee – 3.3% (3.1% of Total Investments)
4,060	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee,	No Opt. Call	Aa3	5,450,266
	Tourism Tax Revenue Bonds, Build America Taxable Bonds, Subordinate Lien Series 2010B,
	6.731%, 7/01/43
	Texas – 6.8% (6.4% of Total Investments)
1,000	Bexar County Hospital District, Texas, Certificates of Obligation, Taxable Build America Bond	2/19 at 100.00	AA+	1,071,990
	Series 2009B, 6.904%, 2/15/39
2,520	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Build America Taxable Bonds, Series	No Opt. Call	AA+	3,378,967
	2009B, 5.999%, 12/01/44
2,000	Dallas Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, Build	No Opt. Call	A–	2,668,720
	America Taxable Bonds, Series 09B, 7.088%, 1/01/42
1,000	Houston, Texas, General Obligation Bonds, Public Improvement, Build America Bond Series 2010B,	3/20 at 100.00	AA	1,096,900
	6.319%, 3/01/30
2,500	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bonds, Series	2/20 at 100.00	Baa2	2,869,875
	2010-B2, 8.910%, 2/01/30
9,020	Total Texas			11,086,452
	Virginia – 3.1% (3.0% of Total Investments)
1,110	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	No Opt. Call	BBB+	1,622,243
	Revenue Bonds, Build America Bonds, Series 2009D, 7.462%, 10/01/46 – AGC Insured
4,020	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	9/17 at 100.00	B–	3,521,198
	Refunding Senior Lien Series 2007A, 6.706%, 6/01/46
5,130	Total Virginia			5,143,441
	Washington – 2.3% (2.2% of Total Investments)
2,935	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds,	No Opt. Call	Aa3	3,811,068
	Build America Taxable Bond Series 2010B, 6.790%, 7/01/40
	West Virginia – 1.3% (1.3% of Total Investments)
2,270	Tobacco Settlement Finance Authority, West Virginia, Tobacco Settlement Asset-Backed Bonds,	6/25 at 100.00	B2	2,196,429
	Taxable Turbo Series 2007A, 7.467%, 6/01/47
$ 124,105	Total Municipal Bonds (cost $129,362,361)			170,688,759

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.8% (0.8% of Total Investments)

	Diversified Consumer Services – 0.8% (0.8% of Total Investments)
$ 1,300	BCOM Investment Partners LLC, Taxable Notes, Burrell College of Osteopathic Medicine,	7.500%	9/01/45	N/R	$ 1,323,050
	Series 2015, 144A
$ 1,300	Total Corporate Bonds (cost $1,300,000)				1,323,050
	Total Long-Term Investments (cost $130,662,361)				172,011,809

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 0.8% (0.7% of Total Investments)

	REPURCHASE AGREEMENTS – 0.8% (0.7% of Total Investments)
$ 1,237	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/17, repurchase	0.120%	7/03/17		$ 1,237,394
	price $1,237,406, collateralized by $1,290,000 U.S. Treasury Notes, 2.000%, due 11/15/26
	value $1,264,805
	Total Short-Term Investments (cost $1,237,394)				1,237,394
	Total Investments (cost $131,899,755) – 105.6%				173,249,203
	Borrowings – (7.3)% (6), (7)				(12,000,000)
	Floating Rate Obligations – (3.3)%				(5,390,000)
	Other Assets Less Liabilities – 5.0% (8)				8,259,420
	Net Assets Applicable to Common Shares – 100%				$ 164,118,623

Investment in Derivatives as of June 30, 2017

Interest Rate Swaps (OTC Uncleared)

		Fund	Floating		Fixed Rate		Optional			Unrealized
	Notional	Pay/Receive	Rate	Fixed Rate	Payment	Effective	Termination	Termination		Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (9)	Date	Date	Value	(Depreciation)
Barclays			1-Month USD-
Bank PLC	$29,500,000	Receive	LIBOR-ICE	1.655%	Monthly	7/03/17	6/01/18	6/01/20	$(112,690)	$(659,690)

Interest Rate Swaps (OTC Cleared)
									Variation
		Fund	Floating		Fixed Rate		Optional		Margin	Unrealized
	Notional	Pay/Receive	Rate	Fixed Rate	Payment	Effective	Termination	Termination	Receivable/	Appreciation
Clearing Broker	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (9)	Date	Date	(Payable)	(Depreciation)
Citigroup Global			3-Month USD-
Markets Inc.*	$26,000,000	Receive	LIBOR-ICE	2.394%	Semi-Annually	4/27/18	N/A	4/27/26	$79,135	$(174,917)
Citigroup Global			3-Month USD-
Markets Inc.*	15,500,000	Receive	LIBOR-ICE	2.769	Semi-Annually	1/10/18	N/A	1/10/40	87,411	(596,701)
Citigroup Global			3-Month USD-
Markets Inc.*	11,900,000	Receive	LIBOR-ICE	1.731	Semi-Annually	8/11/17	N/A	8/11/46	62,903	2,047,190
Citigroup Global			3-Month USD-
Markets Inc.*	9,500,000	Receive	LIBOR-ICE	1.775	Semi-Annually	8/25/17	7/06/26 (10)	8/25/46	50,558	1,547,995
	$62,900,000								$280,007	$2,823,567
* LCH.Clearnet Ltd is the clearing house for this transaction.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$170,688,759	$ —	$170,688,759
Corporate Bonds	—	1,323,050	—	1,323,050
Short-Term Investments:
Repurchase Agreements	—	1,237,394	—	1,237,394
Investments in Derivatives:
Interest Rate Swaps*	—	2,163,877	—	2,163,877
Total	$ —	$175,413,080	$ —	$175,413,080
* Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of June 30, 2017, the cost of investments (excluding invesments in derivatives) was $126,929,275.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2017, were as follows:

Gross unrealized:
Appreciation	$41,497,054
Depreciation	(568,987)
Net unrealized appreciation (depreciation) of investments	$40,928,067

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor's Group
("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Borrowings as a percentage of Total Investments is 6.9%.
(7)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings.
(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter
("OTC") derivatives as well as the unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives, when applicable.
(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
(10)	This interest rate swap has an optional early termination date beginning on July 6, 2026 and every five years thereafter through the termination date as specified in the swap contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
N/A	Not applicable.
USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Build America Bond Opportunity Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         August 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         August 29, 2017